Net Financial Results (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Detailed Information about Financial Results

	2019	2018	2017
Financial income
Interest income	7,665	3,033	1,598
Exchange differences	80,490	81,869	16,025
Financial accretion	5,250	15,181	—

Total financial income	93,405	100,083	17,623

Financial loss
Interest loss	(48,136)	(28,717)	(18,385)
Exchange differences	(32,555)	(27,410)	(7,075)
Financial accretion	(10,842)	(7,554)	(3,169)

Total financial costs	(91,533)	(63,681)	(28,629)

Other financial results
Fair value gains on financial assets at fair value through profit or loss	(1,449)	2,596	2,208
Result from derivative financial instruments	(293)	933	—
Result from net monetary position	5,904	1,594	—

Total other financial results	4,162	5,123	2,208

Total net financial results	6,034	41,525	(8,798)